SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended				0 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member] IPO [Member]	Apr. 30, 2013 Subsequent Event [Member] Town Park Apartments [Member]	Apr. 18, 2013 Subsequent Event [Member] Heatherwood Apartments [Member]	Mar. 28, 2013 Subsequent Event [Member] Armand Place Apartments - Houston, Texas [Member] Unit	Mar. 13, 2013 Subsequent Event [Member] Kenwick at Canterbury Apartments - Lexington, Kentucky [Member] Unit	Mar. 27, 2013 Subsequent Event [Member] Common Stock [Member] IPO [Member]	Mar. 27, 2013 Subsequent Event [Member] Common Stock [Member] IPO [Member]
Subsequent Event [Line Items]
Offering proceeds, initial public offering	$ 128,947,000	$ 57,747,000							$ 51,700,000
Common stock issued (in shares)			20,993,303						5,200,000
Remaining number of shares available under initial public offering (in shares)								48,700,000
Number of units						244	244
Contract purchase price						11,800,000	6,900,000
Sale price				10,250,000	1,000,000.0
Sale price, portion financed by buyer					800,000
Sale price, portion paid in cash					$ 200,000